Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage U.S. Total Market Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.1%
Master Advantage U.S. Total Market LLC	$422,572,349

Total Investments — 100.1% (Cost: $394,465,816)	422,572,349

Liabilities in Excess of Other Assets — (0.1)%	(239,197)

Net Assets — 100.0%	$422,333,152

BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2019, the value of the investment and the percentage owned by the Fund of the Master LLC was $422,572,349 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) June 30, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	1,226	$155,861
L3Harris Technologies, Inc.	17,998	3,403,962
Lockheed Martin Corp.	5,778	2,100,534
Raytheon Co.	17,343	3,015,601

		8,675,958

Air Freight & Logistics — 0.1%
Forward Air Corp.	6,991	413,518

Automobiles — 0.2%
Thor Industries, Inc.	11,206	654,991

Banks — 4.2%
Bank of America Corp.	65,583	1,901,907
Citizens Financial Group, Inc.	119,060	4,209,962
East West Bancorp, Inc.	9,524	445,437
First Republic Bank	18,648	1,820,977
JPMorgan Chase & Co.	58,126	6,498,487
Republic First Bancorp, Inc.(a)	63,588	312,217
Sandy Spring Bancorp, Inc.	3,261	113,744
Wells Fargo & Co.	25,471	1,205,288
Western Alliance Bancorp(a)	23,493	1,050,607
Zions Bancorp NA	6,957	319,883

		17,878,509

Beverages — 1.0%
Brown-Forman Corp., Class B	4,873	270,110
Molson Coors Brewing Co., Class B	2,511	140,616
Monster Beverage Corp.(a)	7,690	490,853
PepsiCo, Inc.	24,006	3,147,907

		4,049,486

Biotechnology — 4.5%
AbbVie, Inc.	34,617	2,517,348
Amgen, Inc.	33,912	6,249,303
Celgene Corp.(a)	10,130	936,417
Genomic Health, Inc.(a)	8,515	495,318
Gilead Sciences, Inc.	87,093	5,884,003
Regeneron Pharmaceuticals, Inc.(a)	5,065	1,585,345
Vertex Pharmaceuticals, Inc.(a)	7,059	1,294,479

		18,962,213

Building Products — 0.4%
Allegion PLC	15,261	1,687,104

Capital Markets — 2.7%
Charles Schwab Corp.	135,333	5,439,033
Evercore, Inc., Class A	7,387	654,267
Morgan Stanley	53,599	2,348,172
TD Ameritrade Holding Corp.	54,610	2,726,131
Westwood Holdings Group, Inc.	7,408	260,762

		11,428,365

Chemicals — 1.7%
Air Products & Chemicals, Inc.	21,490	4,864,691
Dow, Inc.	24,343	1,200,353
Ecolab, Inc.	1,760	347,494
Innospec, Inc.	1,335	121,805
Linde PLC	510	102,408
LyondellBasell Industries NV, Class A	5,319	458,125

		7,094,876

Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	14,371	1,373,580

Communications Equipment — 1.1%
Acacia Communications, Inc.(a)	5,461	257,541
Calix, Inc.(a)	29,709	194,891
Ciena Corp.(a)	30,167	1,240,769
Cisco Systems, Inc.	52,907	2,895,600

		4,588,801

Security	Shares	Value

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	41,196	$2,100,584

Consumer Finance — 1.4%
American Express Co.	22,289	2,751,354
Discover Financial Services	37,150	2,882,468
Regional Management Corp.(a)	12,911	340,463

		5,974,285

Containers & Packaging — 1.0%
Westrock Co.	112,590	4,106,157

Diversified Consumer Services — 0.6%
frontdoor, Inc.(a)	7,773	338,514
H&R Block, Inc.	71,139	2,084,373

		2,422,887

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	37,926	8,084,685

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	99,591	5,689,634

Electric Utilities — 2.4%
Alliant Energy Corp.	49,126	2,411,104
El Paso Electric Co.	1,577	103,136
IDACORP, Inc.	30,859	3,099,169
Pinnacle West Capital Corp.	23,309	2,193,144
Xcel Energy, Inc.	39,696	2,361,515

		10,168,068

Electrical Equipment — 1.7%
AMETEK, Inc.	6,786	616,440
Generac Holdings, Inc.(a)	3,201	222,181
Hubbell, Inc.	11,466	1,495,166
Rockwell Automation, Inc.	28,374	4,648,512

		6,982,299

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	19,468	2,160,948
Fitbit, Inc., Class A(a)	123,350	542,740
Jabil, Inc.	6,918	218,609
National Instruments Corp.	36,307	1,524,531
Tech Data Corp.(a)	1,394	145,812

		4,592,640

Energy Equipment & Services — 0.6%
Archrock, Inc.	65,021	689,223
Halliburton Co.	59,238	1,347,072
Helmerich & Payne, Inc.	868	43,938
Oceaneering International, Inc.(a)	1,212	24,713
ProPetro Holding Corp.(a)	17,629	364,920

		2,469,866

Entertainment — 0.7%
Activision Blizzard, Inc.	5,697	268,898
IMAX Corp.(a)	9,199	185,820
Netflix, Inc.(a)	2,468	906,546
Take-Two Interactive Software, Inc.(a)	4,340	492,720
Viacom, Inc., Class A	4,699	160,236
Viacom, Inc., Class B	26,453	790,151
Zynga, Inc., Class A(a)	37,719	231,217

		3,035,588

Equity Real Estate Investment Trusts (REITs) — 4.2%
Boston Properties, Inc.	12,476	1,609,404
Equity LifeStyle Properties, Inc.	5,148	624,658
Outfront Media, Inc.	22,546	581,461
Park Hotels & Resorts, Inc.	80,670	2,223,265
Prologis, Inc.	69,757	5,587,536
RLJ Lodging Trust	62,417	1,107,278
Ryman Hospitality Properties, Inc.	13,727	1,113,122

1

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	30,716	$4,907,188

		17,753,912

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	837	221,186
Performance Food Group Co.(a)(b)	23,969	959,479
Walmart, Inc.	1,467	162,089

		1,342,754

Food Products — 2.2%
Archer-Daniels-Midland Co.	80,909	3,301,087
General Mills, Inc.	49,582	2,604,047
Hershey Co.	23,086	3,094,217
JM Smucker Co.	3,625	417,564

		9,416,915

Gas Utilities — 0.0%
Southwest Gas Holdings, Inc.	2,425	217,328

Health Care Equipment & Supplies — 2.2%
DexCom, Inc.(a)	4,172	625,132
Medtronic PLC	49,878	4,857,618
Stryker Corp.	19,379	3,983,935

		9,466,685

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	15,773	1,344,806
Anthem, Inc.	2,601	734,028
Humana, Inc.	1,712	454,194
McKesson Corp.	5,887	791,154
UnitedHealth Group, Inc.	14,386	3,510,328
WellCare Health Plans, Inc.(a)	716	204,110

		7,038,620

Health Care Technology — 0.6%
Medidata Solutions, Inc.(a)	824	74,580
Veeva Systems, Inc., Class A(a)	14,582	2,363,888

		2,438,468

Hotels, Restaurants & Leisure — 2.6%
Choice Hotels International, Inc.	534	46,463
Darden Restaurants, Inc.	40,306	4,906,449
Domino’s Pizza, Inc.	4,818	1,340,753
Extended Stay America, Inc.	111,060	1,875,803
Las Vegas Sands Corp.	28,897	1,707,524
Norwegian Cruise Line Holdings Ltd.(a)	1,155	61,943
Royal Caribbean Cruises Ltd.	5,576	675,867
Vail Resorts, Inc.	1,061	236,794

		10,851,596

Household Products — 1.0%
Church & Dwight Co., Inc.	52,136	3,809,056
Colgate-Palmolive Co.	4,059	290,909
Kimberly-Clark Corp.	1,344	179,128

		4,279,093

Industrial Conglomerates — 0.4%
Roper Technologies, Inc.	5,021	1,838,991

Insurance — 3.6%
Allstate Corp.	35,693	3,629,621
Arthur J. Gallagher & Co.	3,758	329,163
First American Financial Corp.	20,341	1,092,312
Kinsale Capital Group, Inc.	5,803	530,858
Lincoln National Corp.	7,366	474,739
MetLife, Inc.	11,292	560,874
Prudential Financial, Inc.	47,497	4,797,197
Travelers Cos., Inc.	14,958	2,236,520
Unum Group	43,398	1,456,003

		15,107,287

Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(a)	71	76,879

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet, Inc., Class C(a)	4,347	$4,698,716
Care.com, Inc.(a)(b)	14,216	156,092
Cargurus, Inc.(a)	12,026	434,259
Facebook, Inc., Class A(a)	39,989	7,717,877
Pinterest, Inc., Class A(a)	13,480	366,926

		13,450,749

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(a)	7,048	13,346,304
Etsy, Inc.(a)	11,851	727,296

		14,073,600

IT Services — 6.7%
Amdocs Ltd.	724	44,953
Automatic Data Processing, Inc.	34,241	5,661,065
Booz Allen Hamilton Holding Corp.	16,201	1,072,668
Fidelity National Information Services, Inc.	21,894	2,685,956
First Data Corp., Class A(a)	7,756	209,955
GoDaddy, Inc., Class A(a)	36,239	2,542,166
International Business Machines Corp.	2,555	352,334
Mastercard, Inc., Class A	942	249,187
Paychex, Inc.	57,971	4,770,434
PayPal Holdings, Inc.(a)	9,287	1,062,990
Square, Inc., Class A(a)	26,801	1,943,876
Unisys Corp.(a)	28,369	275,747
VeriSign, Inc.(a)	19,266	4,029,677
Visa, Inc., Class A	19,071	3,309,772

		28,210,780

Life Sciences Tools & Services — 0.3%
Bruker Corp.	2,266	113,187
Mettler-Toledo International, Inc.(a)	436	366,240
Thermo Fisher Scientific, Inc.	2,270	666,654

		1,146,081

Machinery — 4.0%
AGCO Corp.	8,816	683,857
Crane Co.	49,999	4,171,917
Fortive Corp.	486	39,619
IDEX Corp.	4,564	785,647
Meritor, Inc.(a)	30,284	734,387
Oshkosh Corp.	13,272	1,108,079
PACCAR, Inc.	73,148	5,241,786
Snap-on, Inc.	25,711	4,258,770

		17,024,062

Media — 2.9%
Comcast Corp., Class A	60,162	2,543,649
Fox Corp., Class A	30,068	1,101,692
Fox Corp., Class B	17,974	656,590
Gray Television, Inc.(a)	35,440	580,862
Interpublic Group of Cos., Inc.	213,210	4,816,414
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	8,041	304,030
MSG Networks, Inc., Class A(a)	14,628	303,385
Sinclair Broadcast Group, Inc., Class A	16,331	875,831
Sirius XM Holdings, Inc.	205,268	1,145,395

		12,327,848

Multiline Retail — 0.6%
Target Corp.	31,485	2,726,916

Multi-Utilities — 0.7%
Avista Corp.	943	42,058
Black Hills Corp.	3,339	261,010
Consolidated Edison, Inc.	32,410	2,841,709

		3,144,777

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	4,645	327,751
Antero Midstream Corp.	19,037	218,164
Chevron Corp.	25,075	3,120,333

2

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	94,407	$5,758,827
Exxon Mobil Corp.	16,267	1,246,540
Phillips 66	17,205	1,609,356
Teekay Corp.	14,949	51,425
Williams Cos., Inc.	18,867	529,031

		12,861,427

Paper & Forest Products — 0.1%
Boise Cascade Co.	11,017	309,688

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	5,801	1,062,221
Herbalife Nutrition Ltd.(a)	15,957	682,321
USANA Health Sciences, Inc.(a)	3,479	276,337

		2,020,879

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	51,662	2,342,872
Eli Lilly & Co.	7,066	782,842
Jazz Pharmaceuticals PLC(a)	323	46,047
Johnson & Johnson	70,954	9,882,473
Merck & Co., Inc.	93,396	7,831,255
Pfizer, Inc.	11,819	511,999

		21,397,488

Professional Services — 1.1%
CoStar Group, Inc.(a)	1,412	782,333
Insperity, Inc.	25,150	3,071,821
TriNet Group, Inc.(a)	9,944	674,203

		4,528,357

Road & Rail — 0.2%
Landstar System, Inc.	5,456	589,193
Uber Technologies, Inc.(a)(b)	2,845	131,951
Universal Logistics Holdings, Inc.	8,923	200,500

		921,644

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc.	3,744	1,077,748
Cirrus Logic, Inc.(a)	64,485	2,817,994
Intel Corp.	9,873	472,621
MaxLinear, Inc.(a)	61,115	1,432,536
NVIDIA Corp.	2,596	426,341
Power Integrations, Inc.	983	78,817
QUALCOMM, Inc.	3,245	246,847
Texas Instruments, Inc.	16,125	1,850,505
Xilinx, Inc.	18,521	2,183,996

		10,587,405

Software — 7.3%
Adobe, Inc.(a)	17,912	5,277,771
Dropbox, Inc., Class A(a)	4,590	114,979
Intuit, Inc.	7,526	1,966,770
Microsoft Corp.	73,444	9,838,558
Paylocity Holding Corp.(a)	4,956	464,972
RingCentral, Inc., Class A(a)	18,653	2,143,603
salesforce.com, Inc.(a)	40,478	6,141,727
ServiceNow, Inc.(a)	12,922	3,547,994
Tableau Software, Inc., Class A(a)	1,021	169,506
Workday, Inc., Class A(a)	5,232	1,075,595

		30,741,475

Specialty Retail — 0.7%
Advance Auto Parts, Inc.	9,013	1,389,264
Asbury Automotive Group, Inc.(a)(b)	1,584	133,595
Lithia Motors, Inc., Class A	8,884	1,055,242
Penske Automotive Group, Inc.	1,587	75,065
Sonic Automotive, Inc., Class A	12,686	296,218

		2,949,384

Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.	48,552	9,609,412

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C(a)	30,124	$1,530,299
HP, Inc.	158,348	3,292,055

		14,431,766

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.(a)	13,143	2,368,500
NIKE, Inc., Class B	33,852	2,841,875
VF Corp.	6,513	568,910

		5,779,285

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.(a)	19,483	915,506

Tobacco — 0.4%
Philip Morris International, Inc.	22,334	1,753,889

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	2,087	559,796

Water Utilities — 1.0%
American Water Works Co., Inc.	36,769	4,265,204

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	4,409	134,034

Total Long-Term Investments — 99.0% (Cost: $390,384,780)		418,447,783

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(c)(e)	3,764,362	3,764,362

SL Liquidity Series, LLC, Money Market Series, 2.55%(c)(d)(e)	638,335	638,527

Total Short-Term Securities — 1.1% (Cost: $4,402,852)		4,402,889

Total Investments — 100.1% (Cost: $394,787,632)		422,850,672

Liabilities in Excess of Other Assets — (0.1)%		(278,323)

Net Assets — 100.0%		$422,572,349

3

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage U.S. Total Market LLC

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	4,680,904	(916,542)	3,764,362	$3,764,362	$19,769		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	638,335	638,335	638,527	6,542	(b)	(58)	37

				$4,402,889	$26,311		$(58)	$37

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	32	09/20/19	$4,711	$43,520

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

4

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage U.S. Total Market LLC

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$418,447,783	$—	$—	$418,447,783
Short-Term Securities	3,764,362	—	—	3,764,362

Subtotal	$422,212,145	$—	$—	$422,212,145

Investments Valued at Net Asset Value (“NAV”)(b)				638,527

Total Investments				$422,850,672

Derivative Financial Instruments(c)
Assets:
Equity contracts	$43,520	$—	$—	$43,520

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

5